VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Communication Services: 5.0%
43,601		AT&T, Inc.	$668,839	0.2
110,526		Comcast Corp. – Class A	3,241,728	1.0
19,729		Fox Corp. - Class B	562,276	0.2
14,200	(1)	Meta Platforms, Inc.	1,926,656	0.6
289,408		News Corp - Class A	4,372,955	1.4
14,200	(2)	Paramount Global - Class B	270,368	0.1
10,405		Verizon Communications, Inc.	395,078	0.1
41,738	(1)	Walt Disney Co.	3,937,146	1.3
15,942	(1)	Warner Bros Discovery, Inc.	183,333	0.1
			15,558,379	5.0

		Consumer Discretionary: 4.6%
14,400		Best Buy Co., Inc.	912,096	0.3
51,364		Kohl's Corp.	1,291,805	0.4
72,431	(1)	Las Vegas Sands Corp.	2,717,611	0.9
117,441	(1)	Mattel, Inc.	2,224,332	0.7
41,900		TJX Cos., Inc.	2,602,828	0.8
371,972		Volkswagen AG ADR	4,530,619	1.5
			14,279,291	4.6

		Consumer Staples: 6.9%
6,600		Coca-Cola Co.	369,732	0.1
156,509		Conagra Brands, Inc.	5,106,889	1.6
800		Constellation Brands, Inc.	183,744	0.1
41,519		Kimberly-Clark Corp.	4,672,548	1.5
7,600		Mondelez International, Inc.	416,708	0.1
57,637		Philip Morris International, Inc.	4,784,447	1.5
47,289		Tyson Foods, Inc.	3,117,764	1.0
22,811		Walmart, Inc.	2,958,587	1.0
			21,610,419	6.9

		Energy: 7.9%
4,974		Chevron Corp.	714,615	0.2
21,900		Enbridge, Inc.	812,490	0.3
33,017		EOG Resources, Inc.	3,688,989	1.2
48,466		Exxon Mobil Corp.	4,231,566	1.4
21,172		Hess Corp.	2,307,536	0.7
3,376		Targa Resources Corp.	203,708	0.1
103,986	(2)	TC Energy Corp.	4,189,596	1.3
177,636		TotalEnergies SE ADR	8,263,627	2.6
7,400		Williams Cos., Inc.	211,862	0.1
			24,623,989	7.9

		Financials: 20.8%
143,997		American International Group, Inc.	6,836,978	2.2
11,900		Apollo Global Management, Inc.	553,350	0.2
48,818		Bank of America Corp.	1,474,304	0.5
23,772		Charles Schwab Corp.	1,708,494	0.5
32,780		Chubb Ltd.	5,962,026	1.9
40,300		Citigroup, Inc.	1,679,301	0.5
190,781		Equitable Holdings, Inc.	5,027,079	1.6
100,044		Fifth Third Bancorp	3,197,406	1.0
12,551		Franklin Resources, Inc.	270,097	0.1
15,100		Goldman Sachs Group, Inc.	4,425,055	1.4
38,200		Hartford Financial Services Group, Inc.	2,366,108	0.7
325,352		Huntington Bancshares, Inc.	4,288,139	1.4
18,407		JPMorgan Chase & Co.	1,923,531	0.6
60,542		Loews Corp.	3,017,413	1.0
1,226		Marsh & McLennan Cos., Inc.	183,030	0.1
75,601		Metlife, Inc.	4,595,029	1.5
31,042		Morgan Stanley	2,452,628	0.8
6,654		PNC Financial Services Group, Inc.	994,241	0.3
2,212		Raymond James Financial, Inc.	218,590	0.1
54,743		State Street Corp.	3,328,922	1.1
259,462		Wells Fargo & Co.	10,435,562	3.3
			64,937,283	20.8

		Health Care: 17.5%
42,329		AbbVie, Inc.	5,680,975	1.8
29,143		AstraZeneca PLC ADR	1,598,202	0.5
22,015		Becton Dickinson & Co.	4,905,602	1.6
3,600	(1)	Biogen, Inc.	961,200	0.3
30,000		Cardinal Health, Inc.	2,000,400	0.6
26,908	(1)	Centene Corp.	2,093,712	0.7
12,815		Cigna Corp.	3,555,778	1.1
48,050		CVS Health Corp.	4,582,529	1.5
15,856		Elevance Health, Inc.	7,202,429	2.3
6,528		GSK PLC	94,282	0.0
34,026		Johnson & Johnson	5,558,487	1.8
43,636		Medtronic PLC	3,523,607	1.1
30,342		Merck & Co., Inc.	2,613,053	0.8
90,776		Pfizer, Inc.	3,972,358	1.3
75,115		Sanofi ADR	2,855,872	0.9
59,700		Viatris, Inc.	508,644	0.2
28,938		Zimmer Biomet Holdings, Inc.	3,025,468	1.0
			54,732,598	17.5

		Industrials: 9.8%
4,200		3M Co.	464,100	0.2
17,524	(1)	Boeing Co.	2,121,806	0.7
3,400		Cummins, Inc.	691,934	0.2
10,247		Flowserve Corp.	249,002	0.1
121,237		General Electric Co.	7,505,783	2.4
25,615		L3Harris Technologies, Inc.	5,323,565	1.7
12,060		Paccar, Inc.	1,009,301	0.3
52,439		Siemens AG ADR	2,566,889	0.8
33,362	(1)	Southwest Airlines Co.	1,028,884	0.3
18,100		Stanley Black & Decker, Inc.	1,361,301	0.4
44,999	(1)	Stericycle, Inc.	1,894,908	0.6
40,720		United Parcel Service, Inc. - Class B	6,577,909	2.1
			30,795,382	9.8

		Information Technology: 7.1%
1,300		Accenture PLC	334,490	0.1
26,338		Applied Materials, Inc.	2,157,872	0.7
31,680		Cisco Systems, Inc.	1,267,200	0.4
26,800	(1)	Fiserv, Inc.	2,507,676	0.8

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
18,018		Microsoft Corp.	$4,196,392	1.3
3,648		NXP Semiconductor NV - NXPI - US	538,117	0.2
62,444		Qualcomm, Inc.	7,054,923	2.3
7,900		TE Connectivity Ltd.	871,844	0.3
21,321		Texas Instruments, Inc.	3,300,065	1.0
			22,228,579	7.1

		Materials: 4.9%
8,382		Akzo Nobel NV	475,006	0.2
75,298		CF Industries Holdings, Inc.	7,247,432	2.3
2,672		DuPont de Nemours, Inc.	134,669	0.0
22,198		International Flavors & Fragrances, Inc.	2,016,244	0.7
140,080		International Paper Co.	4,440,536	1.4
10,800		RPM International, Inc.	899,748	0.3
			15,213,635	4.9

		Real Estate: 4.3%
76,030		Equity Residential	5,110,737	1.6
84,565		Rayonier, Inc.	2,534,413	0.8
1,800		Simon Property Group, Inc.	161,550	0.1
9,900		Vornado Realty Trust	229,284	0.1
8,900		Welltower, Inc.	572,448	0.2
166,890		Weyerhaeuser Co.	4,766,378	1.5
			13,374,810	4.3

		Utilities: 8.5%
26,874		Ameren Corp.	2,164,701	0.7
52,046		Dominion Energy, Inc.	3,596,899	1.1
12,179		NextEra Energy, Inc.	954,955	0.3
93,420		NiSource, Inc.	2,353,250	0.8
28,700	(1)	PG&E Corp.	358,750	0.1
45,791		Sempra Energy	6,865,903	2.2
147,243		Southern Co.	10,012,524	3.2
5,000		Xcel Energy, Inc.	320,000	0.1
			26,626,982	8.5

	Total Common Stock
	(Cost $271,301,780)		303,981,347	97.3

PREFERRED STOCK: 1.3%
		Health Care: 0.4%
26,624	(1),(2)	Becton Dickinson and Co.	1,255,055	0.4

		Utilities: 0.9%
23,003	(1)	NextEra Energy, Inc.	1,145,089	0.4
14,210	(1)	NextEra Energy, Inc.	653,660	0.2
10,453	(1)	NiSource, Inc.	1,051,467	0.3
			2,850,216	0.9

	Total Preferred Stock
	(Cost $4,191,335)		4,105,271	1.3

	Total Long-Term Investments
	(Cost $275,493,115)		308,086,618	98.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Repurchase Agreements: 1.8%
1,306,920	(3)	Bank of America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,307,248, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $1,333,058, due 07/01/50-09/01/52)	$1,306,920	0.4
1,306,920	(3)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,307,248, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,333,058, due 10/04/22-09/20/52)	1,306,920	0.4
1,306,920	(3)	Jefferies LLC, Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $1,307,251, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,333,060, due 12/15/22-11/15/30)	1,306,920	0.4
386,952	(3)	JPMorgan Securities LLC, Repurchase Agreement dated 09/30/22, 2.97%, due 10/03/22 (Repurchase Amount $387,046, collateralized by various U.S. Government Securities, 0.250%-3.875%, Market Value plus accrued interest $394,691, due 09/30/23-09/30/29)	386,952	0.2

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,306,920	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,307,247, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,333,058, due 08/15/25-08/20/52)	$1,306,920	0.4

	Total Repurchase Agreements
	(Cost $5,614,632)	5,614,632	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
9,608	(4) T. Rowe Price Government Reserve Fund, 3.080%
	(Cost $9,608)	9,608	0.0

	Total Short-Term Investments
	(Cost $5,624,240)	5,624,240	1.8

	Total Investments in Securities (Cost $281,117,355)	$313,710,858	100.4
	Liabilities in Excess of Other Assets	(1,318,852)	(0.4)
	Net Assets	$312,392,006	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2022.

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$15,558,379	$–	$–	$15,558,379
Consumer Discretionary	14,279,291	–	–	14,279,291
Consumer Staples	21,610,419	–	–	21,610,419
Energy	24,623,989	–	–	24,623,989
Financials	64,937,283	–	–	64,937,283
Health Care	54,638,316	94,282	–	54,732,598
Industrials	30,795,382	–	–	30,795,382
Information Technology	22,228,579	–	–	22,228,579
Materials	14,738,629	475,006	–	15,213,635
Real Estate	13,374,810	–	–	13,374,810
Utilities	26,626,982	–	–	26,626,982
Total Common Stock	303,412,059	569,288	–	303,981,347
Preferred Stock	2,400,144	1,705,127	–	4,105,271
Short-Term Investments	9,608	5,614,632	–	5,624,240
Total Investments, at fair value	$305,821,811	$7,889,047	$–	$313,710,858

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $282,125,734.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$51,461,331
Gross Unrealized Depreciation	(19,876,207)
Net Unrealized Appreciation	$31,585,124